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                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-6


                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1996


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO


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                                    [PHOTO]


                              PRESIDENT'S MESSAGE
On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide Variable Account-6.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.


                              /s/ JOSEPH J. GASPER
                              ---------------------
                                  Joseph J. Gasper,
                                  President


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                         NATIONWIDE VARIABLE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

Assets:

  Investments at market value:

    Evergreen - VA Foundation Fund (EvFound)
       1,237,902 shares (cost $12,471,513)............................. $ 14,000,675

    Evergreen - VA Fund (EvFund)
       638,693 shares (cost $6,579,760)................................    7,287,487

    Evergreen - VA Growth and Income Fund (EvGrInc)
       918,603 shares (cost $9,700,551)................................   10,867,072

    Fidelity VIP - High Income Portfolio (FidVIPHI)
       89,780 shares (cost $1,068,105).................................    1,124,044

    Fidelity VIP - Overseas Portfolio (FidVIPOv)
       70,565 shares (cost $1,254,736).................................    1,329,442

    Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
       72,089 shares (cost $1,125,619).................................    1,220,460

    Nationwide SAT - Government Bond Fund (NSATGvtBd)
       19,616 shares (cost $213,623)...................................      216,561

    Nationwide SAT - Money Market Fund (NSATMyMkt)
       1,175,690 shares (cost $1,175,690)..............................    1,175,690
                                                                         -----------
         Total assets..................................................   37,221,431

Accounts payable.......................................................       18,501
                                                                         -----------
Contract owners' equity................................................  $37,202,930
                                                                         ===========


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
Contract owners' equity represented by:            Units          Unit Value
                                                  -------        ------------
  Evergreen - VA Foundation Fund:
    Tax qualified.............................    291,176         $ 11.393285        $ 3,317,451
    Non-tax qualified.........................    835,841           11.393285          9,522,975
    Initial Funding by Depositor (note 1a)....    100,000           11.527881          1,152,788

  Evergreen - VA Fund:
    Tax qualified.............................    121,148           11.351897          1,375,260
    Non-tax qualified.........................    419,319           11.351897          4,760,066
    Initial Funding by Depositor (note 1a)....    100,000           11.486000          1,148,600

  Evergreen - VA Growth and Income Fund:
    Tax qualified.............................    200,982           11.759862          2,363,521
    Non-tax qualified.........................    621,484           11.759862          7,308,566
    Initial Funding by Depositor (note 1a)....    100,000           11.898767          1,189,877

  Fidelity VIP - High Income Portfolio:
    Tax qualified.............................     26,822           10.816268            290,114
    Non-tax qualified.........................     77,056           10.816268            833,458

  Fidelity VIP - Overseas Portfolio:
    Tax qualified.............................     22,959           10.895270            250,145
    Non-tax qualified.........................     99,000           10.895270          1,078,632

  Fidelity VIP-II - Asset Manager Portfolio:
    Tax qualified.............................     32,538           11.103069            361,272
    Non-tax qualified.........................     77,328           11.103069            858,578

  Nationwide SAT - Government Bond Fund:
    Tax qualified.............................      8,959           10.318689             92,445
    Non-tax qualified.........................     12,014           10.318689            123,969

  Nationwide SAT - Money Market Fund:
    Tax qualified.............................     25,641           10.301567            264,142
    Non-tax qualified.........................     88,440           10.301567            911,071
                                                  =======           =========       ------------
                                                                                    $ 37,202,930
                                                                                    ============

See accompanying notes to financial statements.


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                         NATIONWIDE VARIABLE ACCOUNT-6
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY FOR THE PERIOD FEBRUARY 28, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH
                               DECEMBER 31, 1996

                                                                    1996
                                                                  --------
Investment activity:
  Reinvested capital gains and dividends....................    $  414,340
  Mortality, expense and administration charges (note 2)....      (230,324)
                                                              ------------
    Net investment activity.................................       184,016
                                                              ------------

  Proceeds from mutual fund shares sold.....................     3,463,306
  Cost of mutual fund shares sold...........................    (3,318,706)
                                                              ------------
    Realized gain (loss) on investments.....................       144,600
  Change in unrealized gain (loss) on investments...........     3,631,834
                                                              ------------
    Net gain (loss) on investments..........................     3,776,434
      Net increase (decrease) in contract owners'
        equity resulting from operations....................     3,960,450
                                                              ------------

Equity transactions:
  Purchase payments received from contract owners...........    34,210,736
  Redemptions...............................................      (939,197)
  Contingent deferred sales charges (note 2)................       (10,938)
  Adjustments to maintain reserves..........................       (18,121)
                                                              ------------
      Net equity transactions...............................    33,242,480
                                                              ------------


Net change in contract owners' equity.......................    37,202,930
Contract owners' equity beginning of period.................        --
                                                              ------------
Contract owners' equity end of period.......................  $ 37,202,930
                                                              ============

See accompanying notes to financial statements.

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
                         NATIONWIDE VARIABLE ACCOUNT-6
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

          The Company offers tax qualified and non-tax qualified
          Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

            Funds of the Evergreen Variable Trust (Evergreen);
               Evergreen - VA Foundation Fund (EvFound)
               Evergreen - VA Fund (EvFund)
               Evergreen - VA Growth and Income Fund (EvGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
               Fidelity VIP - High Income Portfolio (FidVIPHI)
               Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
               Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
               Nationwide SAT - Government Bond Fund (NSATGvtBd)
               Nationwide SAT - Money Market Fund (NSATMyMkt)

At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.


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     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

     o Beginning unit value - Feb. 28

     o Reinvested capital gains and dividends
       (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

     o Unrealized gain (loss)
       (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

     o Contract charges
       (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

     o Ending unit value - Dec. 31

     o Percentage increase (decrease) in unit value.

For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


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                                                                      Schedule I
                         NATIONWIDE VARIABLE ACCOUNT-6

                      TAX QUALIFIED AND NON-TAX QUALIFIED

                       SCHEDULE OF CHANGES IN UNIT VALUE

     For the Period February 28, 1996 (commencement of operations) Through
                               December 31, 1996

                                       EvFound       EvFund      EvGrInc     FidVIPHI    FidVIPOv   FidVIPAM
1996                                   -------      --------     -------     --------    --------   --------
  Beginning unit value - Feb. 28     $10.000000    10.000000    10.000000   10.000000   10.000000  10.000000
------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                       .217465      .075124      .068205     .000000     .000000    .000000
------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)               1.295980     1.400058     1.817329     .937105    1.016294   1.225132
------------------------------------------------------------------------------------------------------------
  Contract charges                     (.120160)    (.123285)    (.125672)   (.120837)   (.121024)  (.122063)
------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31        $11.393285    11.351897    11.759862   10.816268   10.895270  11.103069
------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value*                          14%          14%          18%          8%          9%        11%
============================================================================================================

* This is not an annualized rate of return as it is the change for the period indicated.

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                                                           Schedule I, continued

                         NATIONWIDE VARIABLE ACCOUNT-6

                      TAX QUALIFIED AND NON-TAX QUALIFIED

                       SCHEDULE OF CHANGES IN UNIT VALUE

     For the Period February 28, 1996 (commencement of operations) Through
                               December 31, 1996

                                        NSATGvtBd    NSATMyMkt     EvFound+     EvFund+      EvGrInc+
1996                                    ---------    ---------     --------     -------      --------
  Beginning unit value - Feb. 28       $10.000000    10.000000    10.000000    10.000000    10.000000
-----------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                         .625330      .421075      .220000      .076000      .069000
-----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                 (.189759)     .000000     1.307881     1.410000     1.829767
-----------------------------------------------------------------------------------------------------
  Contract charges                       (.116882)    (.119508)     .000000      .000000      .000000
-----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31          $10.318689    10.301567    11.527881    11.486000    11.898767
-----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value*                             3%           3%          15%          15%          19%
=====================================================================================================

* This is not an annualized rate of return as it is the change for the period indicated.

+  For Depositor, see note 1a.





See note 3.

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                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-6:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 as of December 31, 1996, and the related statement of operations and changes in contract owners' equity and schedule of changes in unit value for the period February 28, 1996 (commencement of operations) through December 31, 1996. These financial statements and schedule of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedule of changes in unit value based on our audit.


     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


     In our opinion, the financial statements and schedule of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-6 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedule of changes in unit value for the period February 28, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.





                                                    KPMG Peat Marwick LLP
Columbus, Ohio
February 7, 1997

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA  -  COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company